Summary of Significant Accounting Policies (Details) - Schedule of Property and Equipment are Provided using the Straight-Line Method over their Estimated Useful Lives	Sep. 30, 2024
Office real estate [Member]
Property, Plant and Equipment [Line Items]
Property and equipment estimated useful lives	48 years
Minimum [Member] | Furniture and equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment estimated useful lives	3 years
Minimum [Member] | Production and other machineries [Member]
Property, Plant and Equipment [Line Items]
Property and equipment estimated useful lives	5 years
Maximum [Member] | Furniture and equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment estimated useful lives	6 years
Maximum [Member] | Production and other machineries [Member]
Property, Plant and Equipment [Line Items]
Property and equipment estimated useful lives	10 years